Schedule of Investments

ARK Israel Innovative Technology ETF

April 30, 2024 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–97.4%

Aerospace & Defense - 2.2%
Elbit Systems Ltd. (Israel)	10,447	$2,133,152

Automobile Components - 1.9%
Mobileye Global, Inc., Class A (Israel)*	67,396	1,856,760

Biotechnology - 4.2%
Compugen Ltd. (Israel)*	1,066,611	2,101,780
UroGen Pharma Ltd.*	145,855	2,015,716
Total Biotechnology		4,117,496

Communications Equipment - 6.3%
AudioCodes Ltd. (Israel)	196,126	2,122,083
Gilat Satellite Networks Ltd. (Israel)*	391,080	1,935,846
Ituran Location and Control Ltd. (Israel)	82,256	2,112,334
Total Communications Equipment		6,170,263

Diversified Telecommunication - 2.2%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,707,155	2,120,684

Electronic Equipment, Instruments & Components - 4.7%
Nayax Ltd. (Israel)*	83,724	2,236,504
Telsys Ltd. (Israel)	38,189	2,305,639
Total Electronic Equipment, Instruments & Components		4,542,143

Entertainment - 2.2%
Playtika Holding Corp.	301,011	2,182,330

Health Care Equipment & Services - 2.1%
Nano-X Imaging Ltd. (Israel)*	228,490	2,047,270

Health Care Equipment & Supplies - 2.1%
Inmode Ltd.*	119,024	2,046,023

Hotels, Restaurants & Leisure - 2.3%
Fattal Holdings 1998 Ltd. (Israel)*	18,224	2,215,139

Interactive Media & Services - 2.3%
Taboola.com Ltd. (Israel)*	527,616	2,215,987

IT Services - 6.3%
Matrix IT Ltd. (Israel)	102,639	2,073,820
One Software Technologies Ltd. (Israel)	150,894	2,094,647
Wix.com Ltd. (Israel)*	16,938	2,013,420
Total IT Services		6,181,887

Machinery - 2.1%
Stratasys Ltd.*	210,076	2,041,939

Media - 2.3%
Perion Network Ltd. (Israel)*	178,588	2,248,423

Personal Care Products - 2.0%
Oddity Tech Ltd., Class A (Israel)*	60,080	1,955,003

Pharmaceuticals - 4.4%
Taro Pharmaceutical Industries Ltd.*	49,171	2,088,784
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	158,315	2,224,326
Total Pharmaceuticals		4,313,110
Investments	Shares	Value

Professional Services - 6.5%
Danel Adir Yeoshua Ltd. (Israel)	23,405	$2,120,534
Fiverr International Ltd.*	103,281	2,118,293
Hilan Ltd. (Israel)	37,385	2,105,226
Total Professional Services		6,344,053

Semiconductors & Semiconductor Equipment - 6.6%
Camtek Ltd. (Israel)	25,966	2,102,467
Nova Ltd. (Israel)*	12,265	2,083,823
Tower Semiconductor Ltd. (Israel)*	67,393	2,215,208
Total Semiconductors & Semiconductor Equipment		6,401,498

Software - 30.1%
Cellebrite DI Ltd. (Japan)*	201,020	2,173,026
Check Point Software Technologies Ltd. (Israel)*	13,138	1,963,080
Cognyte Software Ltd. (Israel)*	314,245	2,143,151
CyberArk Software Ltd.*	8,842	2,115,448
JFrog Ltd. (Israel)*	54,867	2,188,096
Magic Software Enterprises Ltd. (Israel)	183,254	2,171,631
Monday.com Ltd.*	11,241	2,128,259
Nice Ltd. (Israel)*(a)	9,051	2,022,989
Pagaya Technologies Ltd., Class A*	200,868	1,954,446
Radware Ltd. (Israel)*	127,955	2,115,096
Riskified Ltd., Class A*	424,967	2,188,580
Sapiens International Corp. NV (Israel)	68,978	2,124,522
SimilarWeb Ltd. (Israel)*	278,016	2,054,538
WalkMe Ltd. (Israel)*	263,983	2,053,788
Total Software		29,396,650

Wireless Telecommunication Services - 4.6%
Cellcom Israel Ltd. (Israel)*	531,510	2,228,800
Partner Communications Co. Ltd. (Israel)*	478,069	2,234,690
Total Wireless Telecommunication Services		4,463,490
Total Common Stocks
(Cost $97,910,709)		94,993,300
MONEY MARKET FUND–2.6%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.16% (b)
(Cost $2,509,152)	2,509,152	2,509,152
Total Investments–100.0%
(Cost $100,419,861)		97,502,452
Liabilities in Excess of Other Assets–(0.0)%(c)		(6,713)
Net Assets–100.0%		$97,495,739

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2024.
(c)	Less than 0.05%

Country	Value	% of Net Assets
Israel	$71,940,456	73.8%
Japan	2,173,026	2.2
United States	23,388,970	24.0
Total Investments	97,502,452	100.0
Liabilities in Excess of Other Assets	(6,713)	(0.0	)(c)
Net Assets	$97,495,739	100.0%

Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

April 30, 2024 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.
• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2024, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$94,993,300	$–	$–	$94,993,300
Money Market Fund	2,509,152	–	–	2,509,152
Total	$97,502,452	$–	$–	$97,502,452

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.